Summary of Company's and Bank's Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Citizens [Member]
Total Capital, Actual Amount	$ 41,858	$ 40,940
Total Capital, Actual Ratio	13.20%	13.50%
Total Capital, For Capital Adequacy Purposes Amount	$ 25,378	$ 24,209
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 31,722	$ 30,261
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I Capital, Actual Amount	$ 39,421	$ 38,531
Tier I Capital, Actual Ratio	12.40%	12.70%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 19,033	$ 12,104
Tier I Capital, For Capital Adequacy Purposes Ratio	6.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 25,378	$ 18,157
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	$ 39,421	$ 38,531
Tier I Capital (to Average Assets), Actual Ratio	9.70%	9.60%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 16,200	$ 16,071
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 20,251	$ 20,088
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Citizens [Member] | Common Equity [Member]
Tier I Capital, Actual Amount	$ 39,421	$ 0
Tier I Capital, Actual Ratio	12.40%	0.00%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 14,275	$ 0
Tier I Capital, For Capital Adequacy Purposes Ratio	4.50%	0.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 20,619	$ 0
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%	0.00%
Consolidated Entities [Member]
Total Capital, Actual Amount	$ 46,854	$ 46,668
Total Capital, Actual Ratio	14.70%	15.30%
Total Capital, For Capital Adequacy Purposes Amount	$ 25,573	$ 24,382
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 0	$ 0
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%
Tier I Capital, Actual Amount	$ 44,417	$ 44,259
Tier I Capital, Actual Ratio	13.90%	14.50%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 19,179	$ 12,191
Tier I Capital, For Capital Adequacy Purposes Ratio	6.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 0	$ 0
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%
Tier I Capital (to Average Assets), Actual Amount	$ 44,417	$ 44,259
Tier I Capital (to Average Assets), Actual Ratio	10.90%	11.00%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 16,376	$ 16,133
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 0	$ 0
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%
Consolidated Entities [Member] | Common Equity [Member]
Tier I Capital, Actual Amount	$ 40,417	$ 0
Tier I Capital, Actual Ratio	12.60%	0.00%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 14,385	$ 0
Tier I Capital, For Capital Adequacy Purposes Ratio	4.50%	0.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 0	$ 0
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%